LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.04%
Aerospace & Defense–1.64%
†Axon Enterprise, Inc.	1,480	$778,406
Curtiss-Wright Corp.	1,852	587,584
Howmet Aerospace, Inc.	8,379	1,087,008
L3Harris Technologies, Inc.	25,807	5,401,663
		7,854,661
Automobile Components–0.72%
BorgWarner, Inc.	71,058	2,035,812
Gentex Corp.	61,533	1,433,719
		3,469,531
Banks–5.57%
Commerce Bancshares, Inc.	90,640	5,640,527
First Hawaiian, Inc.	73,981	1,808,096
†NU Holdings Ltd. Class A	133,050	1,362,432
PNC Financial Services Group, Inc.	13,687	2,405,764
Truist Financial Corp.	159,894	6,579,638
U.S. Bancorp	166,173	7,015,824
Westamerica BanCorp	37,323	1,889,664
		26,701,945
Beverages–1.23%
Heineken NV	30,987	2,526,690
Pernod Ricard SA	34,112	3,370,013
		5,896,703
Biotechnology–0.71%
†Alnylam Pharmaceuticals, Inc.	4,533	1,224,001
†Amicus Therapeutics, Inc.	62,832	512,709
†Argenx SE ADR	478	282,911
†BioMarin Pharmaceutical, Inc.	6,525	461,252
†Natera, Inc.	6,448	911,812
		3,392,685
Building Products–0.71%
A.O. Smith Corp.	28,503	1,862,956
†AZEK Co., Inc.	4,657	227,681
Johnson Controls International PLC	16,420	1,315,406
		3,406,043
Capital Markets–4.42%
ARES Management Corp. Class A	14,077	2,063,829
Bank of New York Mellon Corp.	46,882	3,931,993
†Coinbase Global, Inc. Class A	5,480	943,821
LPL Financial Holdings, Inc.	7,753	2,536,317
MSCI, Inc.	3,436	1,943,058
Northern Trust Corp.	55,377	5,462,941
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
T. Rowe Price Group, Inc.	39,175	$3,599,007
TPG, Inc.	14,203	673,648
		21,154,614
Chemicals–1.36%
Akzo Nobel NV	43,427	2,674,481
Avient Corp.	14,939	555,133
Element Solutions, Inc.	48,713	1,101,401
PPG Industries, Inc.	20,048	2,192,249
		6,523,264
Commercial Services & Supplies–1.20%
ABM Industries, Inc.	52,244	2,474,276
Republic Services, Inc.	13,622	3,298,703
		5,772,979
Communications Equipment–0.41%
†Arista Networks, Inc.	4,743	367,488
†F5, Inc.	5,990	1,594,957
		1,962,445
Construction & Engineering–0.87%
EMCOR Group, Inc.	1,973	729,280
Vinci SA	27,291	3,440,306
		4,169,586
Construction Materials–0.84%
Eagle Materials, Inc.	6,767	1,501,800
Martin Marietta Materials, Inc.	3,781	1,807,810
Vulcan Materials Co.	3,013	702,933
		4,012,543
Consumer Staples Distribution & Retail–1.06%
Casey's General Stores, Inc.	1,286	558,175
Koninklijke Ahold Delhaize NV	113,010	4,221,492
†Maplebear, Inc.	7,394	294,947
		5,074,614
Containers & Packaging–1.54%
Graphic Packaging Holding Co.	202,994	5,269,724
Packaging Corp. of America	10,598	2,098,616
		7,368,340
Distributors–0.27%
Pool Corp.	4,132	1,315,422
		1,315,422
Diversified Consumer Services–0.53%
†Bright Horizons Family Solutions, Inc.	10,554	1,340,780
†Duolingo, Inc.	3,818	1,185,642
		2,526,422
LVIP American Century Select Mid Cap Managed Volatility Fund–1

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities–3.71%
Evergy, Inc.	85,130	$5,869,714
Eversource Energy	69,803	4,335,464
PPL Corp.	87,973	3,176,705
Xcel Energy, Inc.	61,957	4,385,936
		17,767,819
Electrical Equipment–1.38%
AMETEK, Inc.	2,861	492,493
Emerson Electric Co.	24,318	2,666,226
Hubbell, Inc.	1,607	531,772
Legrand SA	9,217	976,112
nVent Electric PLC	4,824	252,874
Regal Rexnord Corp.	6,781	772,017
Vertiv Holdings Co. Class A	12,515	903,583
		6,595,077
Electronic Equipment, Instruments & Components–0.74%
TE Connectivity PLC	25,066	3,542,327
		3,542,327
Energy Equipment & Services–0.67%
Baker Hughes Co.	73,480	3,229,446
		3,229,446
Entertainment–0.20%
†Spotify Technology SA	1,760	968,053
		968,053
Financial Services–0.73%
†Corpay, Inc.	5,804	2,023,971
Edenred SE	44,760	1,454,541
		3,478,512
Food Products–2.33%
Conagra Brands, Inc.	170,619	4,550,409
General Mills, Inc.	55,271	3,304,653
Mondelez International, Inc. Class A	48,710	3,304,973
		11,160,035
Gas Utilities–1.75%
ONE Gas, Inc.	52,512	3,969,382
Spire, Inc.	56,395	4,412,909
		8,382,291
Ground Transportation–2.62%
CSX Corp.	139,818	4,114,844
Norfolk Southern Corp.	31,293	7,411,747
†XPO, Inc.	9,373	1,008,347
		12,534,938
Health Care Equipment & Supplies–6.75%
Becton Dickinson & Co.	24,303	5,566,845
†Dexcom, Inc.	23,004	1,570,943
†Envista Holdings Corp.	138,129	2,384,107
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc.	42,357	$3,418,633
†Hologic, Inc.	41,448	2,560,243
†IDEXX Laboratories, Inc.	2,424	1,017,959
†Insulet Corp.	4,724	1,240,570
Medtronic PLC	39,756	3,572,474
Zimmer Biomet Holdings, Inc.	97,158	10,996,342
		32,328,116
Health Care Providers & Services–6.64%
Cardinal Health, Inc.	20,260	2,791,220
Cencora, Inc.	20,454	5,688,053
†Centene Corp.	52,515	3,188,185
†Henry Schein, Inc.	105,377	7,217,271
Labcorp Holdings, Inc.	26,332	6,128,510
Quest Diagnostics, Inc.	24,794	4,195,145
Universal Health Services, Inc. Class B	13,738	2,581,370
		31,789,754
Health Care REITs–1.33%
Healthpeak Properties, Inc.	149,402	3,020,908
Ventas, Inc.	48,809	3,356,107
		6,377,015
Health Care Technology–0.22%
†Veeva Systems, Inc. Class A	4,568	1,058,086
		1,058,086
Hotels, Restaurants & Leisure–1.20%
†Airbnb, Inc. Class A	5,539	661,689
†Chipotle Mexican Grill, Inc.	26,886	1,349,946
†DoorDash, Inc. Class A	4,766	871,082
Hilton Worldwide Holdings, Inc.	10,185	2,317,597
†Viking Holdings Ltd.	13,284	528,039
		5,728,353
Household Durables–0.73%
†Mohawk Industries, Inc.	24,731	2,823,785
†TopBuild Corp.	2,284	696,506
		3,520,291
Household Products–2.07%
Church & Dwight Co., Inc.	19,621	2,160,076
Kimberly-Clark Corp.	31,241	4,443,095
Reckitt Benckiser Group PLC	48,855	3,303,597
		9,906,768
Independent Power and Renewable Electricity Producers–0.33%
Vistra Corp.	13,489	1,584,148
		1,584,148
LVIP American Century Select Mid Cap Managed Volatility Fund–2

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–3.62%
Allstate Corp.	20,231	$4,189,233
Hanover Insurance Group, Inc.	13,730	2,388,333
Reinsurance Group of America, Inc.	18,052	3,554,439
Ryan Specialty Holdings, Inc.	16,784	1,239,834
Willis Towers Watson PLC	17,608	5,950,624
		17,322,463
Interactive Media & Services–0.26%
†Pinterest, Inc. Class A	40,242	1,247,502
		1,247,502
IT Services–2.10%
Amdocs Ltd.	54,964	5,029,206
†Cloudflare, Inc. Class A	16,864	1,900,404
Cognizant Technology Solutions Corp. Class A	29,963	2,292,170
†MongoDB, Inc.	4,706	825,432
		10,047,212
Life Sciences Tools & Services–1.93%
Agilent Technologies, Inc.	4,027	471,079
†Avantor, Inc.	34,224	554,771
Bio-Techne Corp.	7,145	418,911
†ICON PLC	11,811	2,066,807
†IQVIA Holdings, Inc.	23,360	4,118,368
†Mettler-Toledo International, Inc.	366	432,213
West Pharmaceutical Services, Inc.	5,301	1,186,788
		9,248,937
Machinery–2.50%
Crane Co.	4,835	740,625
Cummins, Inc.	1,853	580,805
Dover Corp.	9,069	1,593,242
†Gates Industrial Corp. PLC	37,559	691,461
Oshkosh Corp.	50,889	4,787,637
Timken Co.	34,964	2,512,863
Weir Group PLC	36,031	1,088,471
		11,995,104
Media–1.57%
Fox Corp. Class B	21,132	1,113,868
Interpublic Group of Cos., Inc.	105,583	2,867,634
Omnicom Group, Inc.	32,731	2,713,727
†Trade Desk, Inc. Class A	15,533	849,966
		7,545,195
Metals & Mining–0.63%
Reliance, Inc.	10,436	3,013,395
		3,013,395
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–1.49%
Northwestern Energy Group, Inc.	96,191	$5,566,573
WEC Energy Group, Inc.	14,286	1,556,888
		7,123,461
Oil, Gas & Consumable Fuels–4.22%
Coterra Energy, Inc.	119,321	3,448,377
Diamondback Energy, Inc.	11,046	1,766,034
Enterprise Products Partners LP	228,299	7,794,128
EQT Corp.	33,199	1,773,823
Expand Energy Corp.	5,239	583,205
Occidental Petroleum Corp.	51,299	2,532,119
Permian Resources Corp.	38,190	528,932
Targa Resources Corp.	9,026	1,809,442
		20,236,060
Passenger Airlines–0.70%
Southwest Airlines Co.	99,861	3,353,332
		3,353,332
Personal Care Products–1.64%
Estee Lauder Cos., Inc. Class A	42,771	2,822,886
Kenvue, Inc.	209,810	5,031,244
		7,854,130
Professional Services–0.42%
Equifax, Inc.	2,033	495,157
Verisk Analytics, Inc.	5,172	1,539,291
		2,034,448
Residential REITs–1.45%
Equity Residential	69,713	4,990,057
Essex Property Trust, Inc.	6,435	1,972,778
		6,962,835
Retail REITs–1.79%
Agree Realty Corp.	26,893	2,075,871
Realty Income Corp.	93,866	5,445,167
Regency Centers Corp.	14,561	1,074,019
		8,595,057
Semiconductors & Semiconductor Equipment–0.93%
Analog Devices, Inc.	2,623	528,980
†Lattice Semiconductor Corp.	8,148	427,363
Marvell Technology, Inc.	5,483	337,588
Monolithic Power Systems, Inc.	2,216	1,285,236
Teradyne, Inc.	22,517	1,859,904
		4,439,071
Software–3.88%
†AppLovin Corp. Class A	8,697	2,304,444
LVIP American Century Select Mid Cap Managed Volatility Fund–3

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Cadence Design Systems, Inc.	3,010	$765,533
†Datadog, Inc. Class A	17,421	1,728,338
†Docusign, Inc.	14,351	1,168,171
†Fair Isaac Corp.	1,064	1,962,186
†Guidewire Software, Inc.	7,320	1,371,475
†HubSpot, Inc.	3,209	1,833,270
†Manhattan Associates, Inc.	4,941	854,991
†Palantir Technologies, Inc. Class A	60,194	5,080,374
†Zscaler, Inc.	7,684	1,524,659
		18,593,441
Specialized REITs–2.97%
American Tower Corp.	16,845	3,665,472
Public Storage	13,360	3,998,514
SBA Communications Corp.	3,824	841,318
VICI Properties, Inc.	175,133	5,712,839
		14,218,143
Specialty Retail–0.32%
†Burlington Stores, Inc.	6,524	1,554,865
		1,554,865
Technology Hardware, Storage & Peripherals–0.93%
HP, Inc.	147,139	4,074,279
†Super Micro Computer, Inc.	11,202	383,556
		4,457,835
Textiles, Apparel & Luxury Goods–0.09%
†On Holding AG Class A	9,273	407,270
		407,270
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–3.12%
†Beacon Roofing Supply, Inc.	32,612	$4,034,104
Bunzl PLC	100,796	3,877,258
†Core & Main, Inc. Class A	16,070	776,342
MSC Industrial Direct Co., Inc. Class A	70,968	5,512,085
WESCO International, Inc.	4,875	757,087
		14,956,876
Total Common Stock (Cost $390,549,982)		445,759,458
PREFERRED STOCK–0.59%
Henkel AG & Co. KGaA 2.51%	35,788	2,847,548
Total Preferred Stock (Cost $2,381,693)		2,847,548

EXCHANGE-TRADED FUND–0.54%
iShares Russell Mid-Cap Value ETF	20,472	2,578,858
Total Exchange-Traded Fund (Cost $2,614,159)		2,578,858
MONEY MARKET FUND–5.61%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	26,883,951	26,883,951
Total Money Market Fund (Cost $26,883,951)		26,883,951

TOTAL INVESTMENTS–99.78% (Cost $422,429,785)	478,069,815
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	1,050,417
NET ASSETS APPLICABLE TO 35,037,761 SHARES OUTSTANDING–100.00%	$479,120,232

†Non-income producing.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(4,441,856)	USD	4,833,183	6/27/25	$6,351	$—
BOA	EUR	443,939	USD	(481,648)	6/27/25	767	—
CITI	GBP	(2,733,398)	USD	3,536,181	6/27/25	5,585	—
GSI	EUR	(4,441,856)	USD	4,833,628	6/27/25	6,796	—
GSI	GBP	(2,733,399)	USD	3,535,927	6/27/25	5,331	—
MSC	EUR	(4,441,856)	USD	4,832,990	6/27/25	6,158	—
UBS	EUR	(4,441,856)	USD	4,831,829	6/27/25	4,997	—
Total Foreign Currency Exchange Contracts						$35,985	$—
LVIP American Century Select Mid Cap Managed Volatility Fund–4

LVIP American Century Select Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
6	British Pound	$484,163	$485,341	6/16/25	$—	$(1,178)
6	Euro	814,650	823,874	6/16/25	—	(9,224)
6	Japanese Yen	503,925	514,602	6/16/25	—	(10,677)
					—	(21,079)
Equity Contracts:
17	E-mini Russell 2000 Index	1,723,035	1,735,347	6/20/25	—	(12,312)
15	E-mini S&P 500 Index	4,239,938	4,221,653	6/20/25	18,285	—
37	E-mini S&P MidCap 400 Index	10,872,820	10,666,451	6/20/25	206,369	—
13	Euro STOXX 50 Index	729,412	745,454	6/20/25	—	(16,042)
4	FTSE 100 Index	443,948	443,889	6/20/25	59	—
2	Nikkei 225 Index (OSE)	475,498	484,971	6/12/25	—	(9,473)
					224,713	(37,827)
Total Futures Contracts					$224,713	$(58,906)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CITI–Citigroup Global Markets
ETF–Exchange-Traded Fund
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GSI–Goldman Sachs International
IT–Information Technology
MSC–Morgan Stanley & Co.
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
USD–United States Dollar
LVIP American Century Select Mid Cap Managed Volatility Fund–5